Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	17,332,719
Common stock, shares outstanding	17,710,659	11,534,190	8,575,950